Property, Plant and Equipment, Net - Borrowing Costs Capitalized and Capitalized Interest Rate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Expenditure	₩ 6,733,289	₩ 4,927,586	₩ 3,068,591
Borrowing costs capitalized	126,260	44,264	31,295
Weighted average [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expenditure	₩ 3,585,047	₩ 1,657,425	₩ 1,230,145
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalization rate (%)	1.53%	2.39%	2.25%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalization rate (%)	6.91%	3.85%	3.16%